Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000091784
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Institutional
Trading Symbol	MAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Over the year ending August 31, 2024, the Fund's Institutional Class (MAIPX) returned 9.66% Over the same period, the S&P 500® Index returned 27.14%.

The Fund’s targeted exposure of 45-55% to a diversified equity portfolio helped the Fund advance but could not keep pace with a market driven by the sharp rise of a few companies. Markets priced risk significantly below the long-term average levels for most of the year, leading the Fund to be cautious with its option writing activities.

In August, markets marked one of the largest volatility shifts in the history of the CBOE Volatility Index (“VIX”)[1].Extreme positioning in several assets classes resulted in a sudden and extreme move in S&P implied volatility. The volatility environment went from complacency to extreme fear. The VIX spiked to 65 from 16 in only three trading days.

The Fund’s limited equity exposure coupled with its risk managed approach to option writing limited its participation in the market’s three sharp pullbacks and rallies. The Fund advanced with less volatility and successfully navigated the August volatility spike. Net returns were above the Fund’s historical average. We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aids in its ability to generate returns commensurate with investor expectations.

1CBOE Volatility Index (VIX Index) The VIX Index is a calculation designed to produce a measure of constant,30-day expected volatility of the U.S. stock market,derived from real-time, mid-quote prices of S&P 500 Index (SPX℠) call and put options.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index
08/31/14	$50,000	$50,000
11/30/14	$49,832	$51,861
02/28/15	$50,568	$53,061
05/31/15	$51,048	$53,401
08/31/15	$49,001	$50,239
11/30/15	$50,220	$53,287
02/29/16	$48,735	$49,777
05/31/16	$50,590	$54,318
08/31/16	$51,771	$56,545
11/30/16	$51,900	$57,581
02/28/17	$53,594	$62,208
05/31/17	$54,119	$63,806
08/31/17	$54,980	$65,725
11/30/17	$56,670	$70,752
02/28/18	$56,849	$72,846
05/31/18	$57,614	$72,984
08/31/18	$59,940	$78,648
11/30/18	$59,290	$75,191
02/28/19	$59,216	$76,255
05/31/19	$59,596	$75,745
08/31/19	$61,935	$80,945
11/30/19	$63,972	$87,304
02/29/20	$60,594	$82,503
05/31/20	$60,839	$85,468
08/31/20	$63,434	$98,702
11/30/20	$66,351	$102,544
02/28/21	$67,795	$108,318
05/31/21	$71,177	$119,928
08/31/21	$73,026	$129,463
11/30/21	$74,294	$131,175
02/28/22	$73,819	$126,071
05/31/22	$72,656	$119,569
08/31/22	$71,936	$114,928
11/30/22	$74,067	$119,094
02/28/23	$73,968	$116,374
05/31/23	$76,372	$123,062
08/31/23	$77,895	$133,252
11/30/23	$79,860	$135,576
02/29/24	$81,911	$151,813
05/31/24	$83,152	$157,749
08/31/24	$85,422	$169,411

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	9.66%	6.64%	5.50%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 244,962,792
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,676,896
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$244,962,792
# of Portfolio Holdings	84
Portfolio Turnover Rate	6%
Investment Advisory Fees (Net of fees waived)	$1,676,896

Holdings [Text Block]

Sector Weightings

(% of investments)*

Value	Value
Information Technology	32.0%
Financials	15.0%
Health Care	12.9%
Communication Services	10.5%
Consumer Discretionary	8.1%
Consumer Staples	6.6%
Industrials	6.2%
Energy	4.1%
Utilities	2.6%
Real Estate	1.5%
Materials	0.5%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

Apple, Inc.	8.05%
Microsoft Corp.	7.08%
Alphabet, Inc., Class A	4.03%
Amazon.com, Inc.	3.43%
UnitedHealth Group, Inc.	3.40%
Visa, Inc., Class A	3.39%
Broadcom, Inc.	3.34%
Meta Platforms, Inc., Class A	3.27%
The Home Depot, Inc.	3.17%
Oracle Corp.	2.98%

* excluding fixed income securities and cash equivalents

C000091785
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Investor
Trading Symbol	DIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Over the year ending August 31, 2024, the Fund's Investor Class (DIVPX) returned 9.40%. Over the same period, the S&P 500® Index returned 27.14%.

The Fund’s targeted exposure of 45-55% to a diversified equity portfolio helped the Fund advance but could not keep pace with a market driven by the sharp rise of a few companies. Markets priced risk significantly below the long-term average levels for most of the year, leading the Fund to be cautious with its option writing activities.

In August, markets marked one of the largest volatility shifts in the history of the CBOE Volatility Index ("VIX")[1]. Extreme positioning in several assets classes resulted in a sudden and extreme move in S&P implied volatility. The volatility environment went from complacency to extreme fear. The VIX spiked to 65 from 16 in only three trading days.

The Fund’s limited equity exposure coupled with its risk managed approach to option writing limited its participation in the market’s three sharp pullbacks and rallies. The Fund advanced with less volatility and successfully navigated the August volatility spike. Net returns were above the Fund’s historical average. We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aids in its ability to generate returns commensurate with investor expectations.

1CBOE Volatility Index (VIX Index) The VIX Index is a calculation designed to produce a measure of constant,30-day expected volatility of the U.S. stock market,derived from real-time, mid-quote prices of S&P 500 Index (SPX℠) call and put options.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index
08/31/14	$10,000	$10,000
11/30/14	$9,957	$10,372
02/28/15	$10,097	$10,612
05/31/15	$10,189	$10,680
08/31/15	$9,767	$10,048
11/30/15	$10,006	$10,657
02/29/16	$9,705	$9,955
05/31/16	$10,070	$10,864
08/31/16	$10,300	$11,309
11/30/16	$10,320	$11,516
02/28/17	$10,647	$12,442
05/31/17	$10,753	$12,761
08/31/17	$10,907	$13,145
11/30/17	$11,245	$14,150
02/28/18	$11,270	$14,569
05/31/18	$11,408	$14,597
08/31/18	$11,858	$15,730
11/30/18	$11,731	$15,038
02/28/19	$11,702	$15,251
05/31/19	$11,766	$15,149
08/31/19	$12,222	$16,189
11/30/19	$12,619	$17,461
02/29/20	$11,941	$16,501
05/31/20	$11,992	$17,094
08/31/20	$12,494	$19,740
11/30/20	$13,056	$20,509
02/28/21	$13,327	$21,664
05/31/21	$13,990	$23,986
08/31/21	$14,342	$25,893
11/30/21	$14,583	$26,235
02/28/22	$14,482	$25,214
05/31/22	$14,241	$23,914
08/31/22	$14,091	$22,986
11/30/22	$14,502	$23,819
02/28/23	$14,479	$23,275
05/31/23	$14,932	$24,612
08/31/23	$15,222	$26,650
11/30/23	$15,588	$27,115
02/29/24	$15,989	$30,363
05/31/24	$16,218	$31,550
08/31/24	$16,652	$33,882

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	9.40%	6.38%	5.23%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 244,962,792
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,676,896
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$244,962,792
# of Portfolio Holdings	84
Portfolio Turnover Rate	6%
Investment Advisory Fees (Net of fees waived)	$1,676,896

Holdings [Text Block]

Sector Weightings

(% of investments)*

Value	Value
Information Technology	32.0%
Financials	15.0%
Health Care	12.9%
Communication Services	10.5%
Consumer Discretionary	8.1%
Consumer Staples	6.6%
Industrials	6.2%
Energy	4.1%
Utilities	2.6%
Real Estate	1.5%
Materials	0.5%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

Apple, Inc.	8.05%
Microsoft Corp.	7.08%
Alphabet, Inc., Class A	4.03%
Amazon.com, Inc.	3.43%
UnitedHealth Group, Inc.	3.40%
Visa, Inc., Class A	3.39%
Broadcom, Inc.	3.34%
Meta Platforms, Inc., Class A	3.27%
The Home Depot, Inc.	3.17%
Oracle Corp.	2.98%

* excluding fixed income securities and cash equivalents